RESTRUCTURING AND ACQUISITION-RELATED COSTS	12 Months Ended
Dec. 30, 2018
Analysis of income and expense [abstract]
RESTRUCTURING AND ACQUISITION-RELATED COSTS
RESTRUCTURING AND ACQUISITION-RELATED COSTS:

Restructuring and acquisition-related costs are presented in the following table, and are comprised of costs directly related to the closure of business locations or the relocation of business activities, significant changes in management structure, as well as transaction, exit, and integration costs incurred pursuant to business acquisitions.

	2018	2017

Employee termination and benefit costs	$7,767	$3,958
Exit, relocation and other costs	13,620	13,805
Net loss on disposal of property, plant and equipment related to exit activities	12,394	930
Acquisition-related transaction costs	447	4,201
	$34,228	$22,894

Restructuring and acquisition-related costs in fiscal 2018 related primarily to the following: $9.0 million for the closure of the AKH textile manufacturing facility which was acquired as part of the Anvil acquisition; $9.0 million for the consolidation of the Company's U.S. distribution centres pursuant to prior years' business acquisitions (net of a gain on disposal of $1.2 million and the $5.0 million reversal of an environmental liability for a distribution facility sold in fiscal 2018); $7.3 million for the Company's internal organizational realignment; $5.5 million for the consolidation of sock production manufacturing; and $3.4 million in other costs, including the consolidation of garment dyeing operations acquired in the Comfort Colors acquisition and information systems integration for prior year acquisitions.

Restructuring and acquisition-related costs in fiscal 2017 related primarily to the following: $7.9 million of transaction and integration costs for the American Apparel business acquisition; $6.2 million for the rationalization of the Company's remaining retail store outlets; $4.4 million for the integration of prior years' business acquisitions, primarily for the integration of Alstyle and Peds; $2.7 million for the consolidation of the Company's West Coast distribution centres pursuant to the acquisitions of American Apparel and Alstyle; and $1.7 million for the Company's internal organizational realignment.